Earnings (Loss) Per Share	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Earnings Per Share [Abstract]
Earnings (Loss) Per Share

21.	Earnings (Loss) Per Share

The following is a reconciliation for the calculation of net income (loss) attributable to the Company and the basic and diluted earnings (loss) per share for the six months ended June 30, 2025 and 2024:

	Six Months Ended
	June 30, 2025	June 30, 2024
Net Income (Loss) Attributable to the Company	$(2,667,766)	$(8,097,508)

Weighted-Average Shares Outstanding – Basic and Dilutes	175,085,129	126,128,494

Earnings (Loss) Per Share Attributable to the Company – Basic and Diluted	$(0.02)	$(0.06)

Net loss attributable to the Company, as reported, is adjusted for dividends and various other adjustments as defined in ASC 260, Earnings Per Share.

After adjustments as defined in ASC 360, if the Company is in a net loss position, diluted loss per share is the same as basic loss per share when the issuance of shares on the exercise of convertible debentures, warrants, share options are anti-dilutive. After adjustments, as defined in ASC 360, if the Company is in a net income position, diluted earnings per share includes options, warrants, convertible debt and contingently issuable shares that are determined to be dilutive using the treasury stock method for all equity instruments issuable in equity units and the “if converted” method for the Company’s convertible debt.

24.	Loss Per Share

The following is a reconciliation for the calculation of net loss attributable to the Company and the basic and diluted loss per share for the year ended December 31, 2024 and 2023:

	Years Ended
	December 31, 2024	December 31, 2023

Net Income (Loss) Attributable to the Company	$(24,628,828)	$(34,651,435)

Weighted-Average Shares Outstanding – Basic and Diluted	142,595,527	115,964,196

Loss Per Share Attributable to the Company – Basic and Diluted	$(0.17)	$(0.30)

Net loss attributable to the Company, as reported, is adjusted for dividends and various other adjustments as defined in ASC 260, Earnings Per Share.

After adjustments as defined in ASC 360, if the Company is in a net loss position, diluted loss per share is the same as basic loss per share when the issuance of shares on the exercise of convertible debentures, warrants, share options are anti-dilutive. After adjustments, as defined in ASC 360, if the Company is in a net income position, diluted earnings per share includes options, warrants, convertible debt and contingently issuable shares that are determined to be dilutive using the treasury stock method for all equity instruments issuable in equity units and the “if converted” method for the Company’s convertible debt.